ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
ACQUISTIONS

3. ACQUISITIONS

The following investments were accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of acquisition.

Biotherm

Brookfield Renewable previously acquired TerraForm Global, Inc. (“TerraForm Global”) on December 28th, 2017. Included in the net identifiable assets of TerraForm Global was $56 million in restricted cash and deposits for the acquisition of controlling interests (ranging between 65% and 70%) in three separate companies that cumulatively operate 49 MW of wind and solar assets in South Africa (“Biotherm”).

In March 2018, Brookfield Renewable acquired Biotherm for a total consideration of $71 million. This amount was transferred in two tranches and included the aforementioned deposit, a cash payment of $12 million and deferred consideration of $3 million.

The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss).

Northern Ireland Wind

In March 2018, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 23 MW wind facility in Northern Ireland (“Northern Ireland Wind”).

In October 2018, Brookfield Renewable, along with its institutional partners, completed the acquisition of Northern Ireland Wind. The total consideration was £22 million ($28 million). Brookfield Renewable retains an approximate 40% controlling interest.

The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss).

			Northern
			Ireland
(MILLIONS)	Note	Biotherm	Wind	Total
Cash and cash equivalents		$12	$1	$13
Trade receivables and other current assets		7	-	7
Property, plant and equipment, at fair value		158	53	211
Current liabilities		(3)	(4)	(7)
Current portion of non-recourse borrowings		(3)	-	(3)
Financial instruments		(2)	-	(2)
Non-recourse borrowings		(69)	(18)	(87)
Deferred income tax liabilities		(35)	(4)	(39)
Non-controlling interests		(21)	-	(21)
Fair value of net assets acquired		44	28	72
Goodwill	17	27	-	27
Purchase price		$71	$28	$99

Completed in 2017

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.

European Storage

In August 2017, Brookfield Renewable, along with its institutional partners, acquired a 25% interest in FHH Guernsey Ltd which owns a 2.1 GW pumped storage portfolio in the United Kingdom (“European Storage”). Brookfield Renewable retains an approximate 7% economic interest in the portfolio. Total consideration was £194 million ($248 million). The acquisition costs of £1 million ($1 million) were incurred and capitalized.

TerraForm Power

In October 2017, along with its institutional partners, Brookfield Renewable closed the acquisition of a 51% interest in TerraForm Power, Inc. (“TerraForm Power”). TerraForm Power is a 2,600 MW large scale diversified portfolio of solar and wind assets located predominately in the U.S. Brookfield Renewable retains an indirect economic interest of approximately 16% in TerraForm Power for a total net investment of $203 million.

Brookfield Renewable had previously accounted for its indirect interest in TerraForm Power as an available for sale investment. The change from available for sale accounting to equity method accounting resulted in a gain of $13 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment. The acquisition costs of $1 million were incurred and capitalized.

In October 2017, Brookfield Renewable entered into a voting agreement with the Brookfield subsidiary that ultimately controls TerraForm Power. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election for one of the four directors of the Brookfield subsidiary, thereby providing Brookfield Renewable with significant influence over this subsidiary.

The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.

European Wind

In February 2017, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 16 MW wind facility in Northern Ireland (“European Wind”).

In August 2017, Brookfield Renewable, along with its institutional partners, completed the acquisition of European Wind, which was commissioned in July of 2017. If the acquisition had taken place at the beginning of the year, the revenue from European Wind earned prior to the date of acquisition would have been immaterial. The total consideration was £24 million ($32 million). Brookfield Renewable retains an approximate 40% controlling interest in the asset. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.

TerraForm Global

In December 2017, along with its institutional partners, Brookfield Renewable closed the acquisition of a 100% interest in TerraForm Global. TerraForm Global is a 919 MW portfolio of diversified solar and wind assets located predominately in Brazil and Asia. The total consideration paid was $657 million and the fair value of the interest previously held was $100 million. Brookfield Renewable retains a 31% economic interest in TerraForm Global with its share of the fair value of previously held interest on the acquisition date totaling $30 million. Brookfield Renewable’s share of the consideration paid was $202 million.

Brookfield Renewable had previously accounted for its indirect interest in TerraForm Global as an available for sale investment. The change from available for sale accounting to consolidation accounting resulted in a gain of $2 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment.

If the acquisition had taken place at the beginning of the year, the revenue from TerraForm Global for the year ended December 31, 2017 would have been $250 million. The total acquisition costs of $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.

In December 2017, Brookfield Renewable entered into a voting agreement with an affiliate of Brookfield Renewable that ultimately controls TerraForm Global. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield subsidiary.

Purchase price allocations

Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2017 are as follows:

	TerraForm	European
(MILLIONS)	Global	Wind	Total
Cash and cash equivalents	$611	$-	$611
Restricted cash	90	-	90
Trade receivables and other current assets	62	1	63
Financial instruments	20	-	20
Property, plant and equipment, at fair value	1,208	37	1,245
Deferred tax assets	18	-	18
Other long-term assets	94	-	94
Current liabilities	(73)	(4)	(77)
Current portion of non-recourse borrowings	(1,183)	-	(1,183)
Financial instruments	(15)	-	(15)
Non-recourse borrowings	(5)	-	(5)
Deferred income tax liabilities	(15)	(2)	(17)
Other long-term liabilities	(54)	-	(54)
Non-controlling interests	(1)	-	(1)
Fair value of net assets acquired	$757	$32	$789

Completed in 2016

The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the respective dates of acquisition.

Colombia Portfolio

On January 22, 2016, Brookfield Renewable and its institutional partners (the “consortium”) acquired a 57.6% interest in Isagen S.A. E.S.P (“Isagen”) from the Colombian government (the “Initial Investment”). Isagen was a listed entity in Colombia. It is Colombia’s third-largest power generation company and owns and operates a 3,032 MW portfolio, consisting predominantly of a portfolio of largely reservoir-based, hydroelectric facilities. Annual generation is expected to approximate 15,000 GWh.

Following the closing of the Initial Investment, the consortium was required to conduct two mandatory tender offers (“MTOs”) for the Isagen public shareholders at the same price per share paid for its initial 57.6% controlling interest.

The consortium closed the First MTO and the Second MTO on May 13, 2016 and September 14, 2016, respectively. During 2017, the consortium acquired further shares from public shareholders and completed delisting of Isagen from the Colombia Stock Exchange. After giving effect to the MTOs and additional shares the consortium ownership stands at 99.5% as of December 31, 2018.

Brookfield Renewable is the general partner of and controls the entity that holds the consortium’s 99.5% interest in Isagen. Brookfield Renewable’s investment is equivalent to an approximate 24% economic interest. The total acquisition costs of $13 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income in 2016.

If the acquisition had taken place at the beginning of the year, the revenue from Isagen for the year ended December 31, 2016 would have been $900 million.

Brazil Portfolio

In January 2016, Brookfield Renewable acquired a 51 MW hydroelectric portfolio in Brazil (“Brazil Portfolio”). Total consideration of R$417 million ($103 million) included cash paid of R$355 million ($88 million), deferred consideration of R$35 million ($9 million) and the impact of the foreign currency contracts of R$24 million ($6 million). Brookfield Renewable retains a 100% interest in the portfolio.

The total acquisition costs of less than $1 million were expensed as incurred and classified under Other in the audited annual consolidated statements of income in 2016.

North American Portfolio

In April 2016, Brookfield Renewable acquired a 296 MW portfolio of hydroelectric facilities in Pennsylvania that are expected to generate 1,109 GWh annually (“Pennsylvania Hydro”). The acquisition was completed with institutional partners, and Brookfield Renewable retains approximately 28.6% interest in the portfolio.

Total cash consideration was $859 million. The acquisition costs of $6 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income in 2016.

If the acquisition had taken place at the beginning of the year, the revenue from Pennsylvania Hydro for the year ended December 31, 2016 would have been $46 million.

In April 2016, Brookfield Renewable entered into a voting agreement with a Brookfield subsidiary that forms part of Brookfield Infrastructure Fund III. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the entity that ultimately controls and operates the Pennsylvania Hydro assets.

European Wind Development Project

In September 2016, Brookfield Renewable acquired a 19 MW wind development project in Ireland. The total consideration of €8 million ($9 million) included cash consideration of €7 million ($8 million) and deferred consideration and working capital adjustments of €1 million ($1 million). The acquisition was completed with institutional partners, and Brookfield Renewable retained an approximately 40% controlling interest in the asset. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.

Purchase price allocations

Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2016 are as follows:

(MILLIONS)	Colombia	Brazil	Pennsylvania	Ireland	Total
Cash and cash equivalents	$113	$4	$-	$-	$117
Trade receivables and other current assets	174	2	1	-	177
Property, plant and equipment, at fair value	4,772	100	859	10	5,741
Other long-term assets	15	-	-	-	15
Current liabilities	(463)	(3)	(1)	-	(467)
Non-recourse borrowings	(899)	-	-	-	(899)
Deferred income tax liabilities	(1,019)	-	-	(1)	(1,020)
Other long-term liabilities	(149)	-	-	-	(149)
Non-controlling interests	(1,417)	-	-	-	(1,417)
Fair value of net assets acquired	1,127	103	859	9	2,098
Goodwill	799	-	-	-	799
Purchase price	$1,926	$103	$859	$9	$2,897

During the years ended December 31, 2018 and 2017, the purchase price allocations for the acquisitions in 2017 and 2016, respectively, were finalized. No material changes to the provisional purchase price allocations disclosed in the audited annual consolidated financial statements for 2017 and 2016 had to be considered for acquisitions made in the respective years.